WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communications - 7.0%
Entertainment Content - 2.0%
Walt Disney Company (The)	35,896	$ 4,058,402

Internet Media & Services - 2.6%
Alphabet, Inc. - Class A	25,469	5,196,186

Telecommunications - 2.4%
T-Mobile US, Inc.	21,124	4,921,258

Consumer Discretionary - 6.1%
Leisure Facilities & Services - 4.1%
Darden Restaurants, Inc.	21,849	4,265,799
Domino's Pizza, Inc.	8,917	4,004,803
		8,270,602
Retail - Discretionary - 2.0%
O'Reilly Automotive, Inc. (a)	3,160	4,090,367

Consumer Staples - 7.5%
Beverages - 2.0%
PepsiCo, Inc.	27,250	4,106,302

Food - 2.0%
Hershey Company (The)	27,005	4,030,496

Household Products - 1.5%
Church & Dwight Company, Inc.	28,626	3,020,616

Retail - Consumer Staples - 2.0%
Walmart, Inc.	41,480	4,071,677

Energy - 5.8%
Oil & Gas Producers - 5.8%
Chevron Corporation	25,942	3,870,287
EOG Resources, Inc.	15,354	1,931,379
Exxon Mobil Corporation	37,249	3,979,311

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Energy - 5.8% (Continued)
Oil & Gas Producers - 5.8% (Continued)
Valero Energy Corporation	14,352	$ 1,908,816
		11,689,793
Financials - 18.7%
Banking - 10.5%
Bank of America Corporation	86,240	3,992,912
JPMorgan Chase & Company	26,419	7,061,799
SouthState Corporation	37,488	3,958,358
Wells Fargo & Company	78,508	6,186,430
		21,199,499
Institutional Financial Services - 2.0%
Goldman Sachs Group, Inc. (The)	6,310	4,040,924

Insurance - 6.2%
Arthur J. Gallagher & Company	13,797	4,164,211
Berkshire Hathaway, Inc. - Class B (a)	8,784	4,116,797
Progressive Corporation (The)	17,189	4,236,057
		12,517,065
Health Care - 10.6%
Biotech & Pharma - 2.0%
Johnson & Johnson	26,733	4,067,426

Health Care Facilities & Services - 3.6%
UnitedHealth Group, Inc.	13,378	7,257,431

Medical Equipment & Devices - 5.0%
Abbott Laboratories	47,440	6,068,999
Becton, Dickinson & Company	16,713	4,138,139
		10,207,138
Industrials - 14.9%
Aerospace & Defense - 1.9%
General Dynamics Corporation	15,142	3,891,191

Commercial Support Services - 2.1%
Waste Management, Inc.	19,401	4,273,264

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Industrials - 14.9% (Continued)
Electrical Equipment - 4.9%
BWX Technologies, Inc.	36,530	$ 4,125,333
Hubbell, Inc.	8,890	3,760,559
Littelfuse, Inc.	8,607	2,051,565
		9,937,457
Engineering & Construction - 2.0%
TopBuild Corporation (a)	11,468	3,929,854

Transportation & Logistics - 4.0%
Delta Air Lines, Inc.	30,004	2,018,369
Union Pacific Corporation	24,338	6,030,713
		8,049,082
Materials - 2.0%
Forestry, Paper & Wood Products - 2.0%
Boise Cascade Company	31,563	3,981,988

Real Estate - 4.0%
REITs - 4.0%
Federal Realty Investment Trust	38,152	4,144,452
Prologis, Inc.	33,856	4,037,328
		8,181,780
Technology - 16.4%
Semiconductors - 3.0%
Marvell Technology, Inc.	36,587	4,129,209
Microchip Technology, Inc.	35,818	1,944,917
		6,074,126
Software - 5.3%
Microsoft Corporation	15,967	6,627,263
Salesforce, Inc.	12,092	4,131,836
		10,759,099
Technology Hardware - 1.5%
HP, Inc.	92,642	3,010,865

Technology Services - 6.6%
Accenture plc - Class A	11,168	4,299,122
CACI International, Inc. - Class A (a)	10,032	3,874,960

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Technology - 16.4% (Continued)
Technology Services - 6.6% (Continued)
Visa, Inc. - Class A	15,097	$ 5,160,155
		13,334,237
Utilities - 6.0%
Electric Utilities - 6.0%
NextEra Energy, Inc.	56,035	4,009,865
Southern Company (The)	48,679	4,086,602
WEC Energy Group, Inc.	41,329	4,102,316
		12,198,783

Total Common Stocks (Cost $147,045,074)		$ 200,366,908

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (b) (Cost $1,968,658)	1,968,658	$ 1,968,658

Investments at Value - 100.0% (Cost $149,013,732)		$ 202,335,566

Other Assets in Excess of Liabilities - 0.0% (c)		12,373

Net Assets - 100.0%		$ 202,347,939

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2025.
(c)	Percentage rounds to less than 0.1%.

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary - 8.9%
Leisure Facilities & Services - 1.5%
Texas Roadhouse, Inc.	160	$ 28,976

Retail - Discretionary - 7.4%
Academy Sports & Outdoors, Inc.	487	25,475
Lululemon Athletica, Inc. (a)	76	31,479
O'Reilly Automotive, Inc. (a)	32	41,421
Ulta Beauty, Inc. (a)	110	45,337
		143,712
Consumer Staples - 6.7%
Food - 2.0%
McCormick & Company, Inc.	497	38,383

Household Products - 3.1%
Church & Dwight Company, Inc.	270	28,491
Interparfums, Inc.	220	31,024
		59,515
Retail - Consumer Staples - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	327	32,389

Energy - 5.7%
Oil & Gas Producers - 5.7%
Chord Energy Corporation	256	28,787
Diamondback Energy, Inc.	224	36,817
Gulfport Energy Corporation (a)	148	26,419
Permian Resources Corporation	1,178	17,258
		109,281
Financials - 13.8%
Banking - 4.6%
Cullen/Frost Bankers, Inc.	217	30,250
Glacier Bancorp, Inc.	583	28,958
SouthState Corporation	275	29,037
		88,245
Institutional Financial Services - 4.2%
Intercontinental Exchange, Inc.	264	42,195

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Financials - 13.8% (Continued)
Institutional Financial Services - 4.2% (Continued)
Piper Sandler Companies	124	$ 39,325
		81,520
Insurance - 5.0%
American International Group, Inc.	525	38,672
Arthur J. Gallagher & Company	106	31,993
Everest Group Ltd.	77	26,758
		97,423
Health Care - 6.2%
Health Care Facilities & Services - 1.1%
McKesson Corporation	34	20,222

Medical Equipment & Devices - 5.1%
Avantor, Inc. (a)	1,347	30,011
Cooper Companies, Inc. (The) (a)	398	38,427
Zimmer Biomet Holdings, Inc.	279	30,545
		98,983
Industrials - 13.6%
Aerospace & Defense - 1.4%
Kratos Defense & Security Solutions, Inc. (a)	836	27,897

Electrical Equipment - 4.3%
BWX Technologies, Inc.	256	28,910
Hubbell, Inc.	65	27,496
Littelfuse, Inc.	110	26,219
		82,625
Engineering & Construction - 3.6%
Jacobs Solutions, Inc.	228	31,950
TopBuild Corporation (a)	111	38,037
		69,987
Industrial Intermediate Products - 1.7%
Timken Company (The)	399	32,028

Transportation & Logistics - 2.6%
Delta Air Lines, Inc.	482	32,424

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Transportation & Logistics - 2.6% (Continued)
XPO, Inc. (a)	138	$ 18,447
		50,871
Materials - 12.3%
Chemicals - 4.0%
Axalta Coating Systems Ltd. (a)	794	28,536
CF Industries Holdings, Inc.	294	27,110
Corteva, Inc.	342	22,322
		77,968
Containers & Packaging - 3.5%
Crown Holdings, Inc.	443	38,922
Smurfit WestRock plc	549	29,146
		68,068
Forestry, Paper & Wood Products - 1.8%
Boise Cascade Company	279	35,199

Metals & Mining - 3.0%
Cameco Corporation	536	26,500
Franco-Nevada Corporation	228	30,999
		57,499
Real Estate - 9.6%
REITs - 9.6%
Federal Realty Investment Trust	256	27,809
Healthpeak Properties, Inc.	1,332	27,519
Realty Income Corporation	624	34,095
Ventas, Inc.	635	38,367
VICI Properties, Inc.	609	18,130
Weyerhaeuser Company	1,263	38,673
		184,593
Technology - 16.3%
Semiconductors - 7.1%
Marvell Technology, Inc.	428	48,304
Microchip Technology, Inc.	526	28,562
ON Semiconductor Corporation (a)	533	27,897
Rambus, Inc. (a)	520	32,043
		136,806

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Technology - 16.3% (Continued)
Software - 2.9%
Verra Mobility Corporation (a)	2,110	$ 55,683

Technology Services - 6.3%
Amdocs Ltd.	463	40,832
CACI International, Inc. - Class A (a)	112	43,261
MarketAxess Holdings, Inc.	175	38,610
		122,703
Utilities - 6.5%
Electric Utilities - 6.5%
Alliant Energy Corporation	484	28,498
CMS Energy Corporation	563	37,158
DTE Energy Company	254	30,449
Evergy, Inc.	457	29,326
		125,431

Total Common Stocks (Cost $1,676,060)		$ 1,926,007

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.30% (b) (Cost $14,391)	14,391	$ 14,391

Investments at Value - 100.3% (Cost $1,690,451)		$ 1,940,398

Liabilities in Excess of Other Assets - (0.3%)		(6,496)

Net Assets - 100.0%		$ 1,933,902

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 2.4%
Telecommunications - 2.4%
Cogent Communications Holdings, Inc.	14,225	$ 1,071,711
DigitalBridge Group, Inc.	136,478	1,497,164
		2,568,875
Consumer Discretionary - 8.7%
Leisure Facilities & Services - 5.4%
Cheesecake Factory, Inc. (The)	32,184	1,807,132
Domino's Pizza, Inc.	5,071	2,277,487
Texas Roadhouse, Inc.	9,412	1,704,513
		5,789,132
Retail - Discretionary - 3.3%
Academy Sports & Outdoors, Inc.	28,996	1,516,781
Lithia Motors, Inc.	5,607	2,108,793
		3,625,574
Consumer Staples - 3.9%
Food - 0.9%
J & J Snack Foods Corporation	6,712	921,088

Household Products - 1.5%
Interparfums, Inc.	11,615	1,637,947

Retail - Consumer Staples - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	16,701	1,654,234

Energy - 5.9%
Oil & Gas Producers - 5.0%
Chord Energy Corporation	13,708	1,541,465
Northern Oil and Gas, Inc.	38,181	1,372,607
Permian Resources Corporation	75,141	1,100,816
SM Energy Company	35,991	1,366,218
		5,381,106
Oil & Gas Services & Equipment - 0.9%
Weatherford International plc	15,071	948,719

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Financials - 15.9%
Asset Management - 1.9%
LPL Financial Holdings, Inc.	5,592	$ 2,051,649

Banking - 8.9%
Cullen/Frost Bankers, Inc.	15,466	2,155,960
Glacier Bancorp, Inc.	43,622	2,166,705
Merchants Bancorp	34,038	1,427,213
SouthState Corporation	15,803	1,668,639
Wintrust Financial Corporation	15,976	2,089,821
		9,508,338
Institutional Financial Services - 1.4%
Piper Sandler Companies	4,866	1,543,203

Insurance - 3.7%
International General Insurance Holdings Ltd.	94,031	2,357,357
RenaissanceRe Holdings Ltd.	7,099	1,651,086
		4,008,443
Health Care - 8.4%
Medical Equipment & Devices - 8.4%
Avantor, Inc. (a)	95,612	2,130,235
Bio-Rad Laboratories, Inc. - Class A (a)	3,071	1,108,263
Cooper Companies, Inc. (The) (a)	19,767	1,908,504
Integer Holdings Corporation (a)	17,201	2,446,326
Teleflex, Inc.	8,310	1,497,794
		9,091,122
Industrials - 20.0%
Aerospace & Defense - 7.8%
AAR Corporation (a)	35,692	2,418,490
Hexcel Corporation	33,103	2,158,316
Kratos Defense & Security Solutions, Inc. (a)	81,679	2,725,628
Moog, Inc. - Class A	5,740	1,042,728
		8,345,162
Electrical Equipment - 5.8%
BWX Technologies, Inc.	17,215	1,944,090
Hubbell, Inc.	4,958	2,097,284

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 20.0% (Continued)
Electrical Equipment - 5.8% (Continued)
Littelfuse, Inc.	8,979	$ 2,140,234
		6,181,608
Engineering & Construction - 1.6%
TopBuild Corporation (a)	5,068	1,736,702

Industrial Intermediate Products - 1.6%
Timken Company (The)	21,484	1,724,521

Machinery - 1.0%
AGCO Corporation	10,666	1,113,850

Transportation & Logistics - 1.4%
XPO, Inc. (a)	10,846	1,449,785

Transportation Equipment - 0.8%
Blue Bird Corporation (a)	25,341	902,647

Materials - 7.7%
Chemicals - 1.6%
Axalta Coating Systems Ltd. (a)	46,978	1,688,389

Containers & Packaging - 1.5%
Crown Holdings, Inc.	18,820	1,653,525

Forestry, Paper & Wood Products - 1.5%
Boise Cascade Company	12,866	1,623,175

Metals & Mining - 3.1%
Cameco Corporation	19,404	959,334
Constellium SE (a)	121,265	1,204,161
Royal Gold, Inc.	7,975	1,115,065
		3,278,560
Real Estate - 10.1%
REITs - 10.1%
American Healthcare REIT, Inc.	54,522	1,542,427

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Real Estate - 10.1% (Continued)
REITs - 10.1% (Continued)
Americold Realty Trust, Inc.	51,167	$ 1,117,999
COPT Defense Properties	51,542	1,517,396
Equity LifeStyle Properties, Inc.	15,968	1,045,106
Federal Realty Investment Trust	13,203	1,434,242
PotlatchDeltic Corporation	51,961	2,324,216
Rexford Industrial Realty, Inc.	45,220	1,838,645
		10,820,031
Technology - 11.7%
Semiconductors - 4.1%
Allegro MicroSystems, Inc. (a)	68,366	1,646,937
Amkor Technology, Inc.	12,445	306,271
Rambus, Inc. (a)	39,701	2,446,376
		4,399,584
Software - 3.6%
Pegasystems, Inc.	13,087	1,417,191
Verra Mobility Corporation (a)	94,591	2,496,257
		3,913,448
Technology Services - 4.0%
Amdocs Ltd.	12,811	1,129,802
CACI International, Inc. - Class A (a)	3,931	1,518,388
MarketAxess Holdings, Inc.	7,304	1,611,481
		4,259,671
Utilities - 4.6%
Electric Utilities - 4.6%
IDACORP, Inc.	24,445	2,687,483
TXNM Energy, Inc.	45,846	2,216,654
		4,904,137

Total Common Stocks (Cost $95,610,311)		$ 106,724,225

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (b) (Cost $1,028,821)	1,028,821	$ 1,028,821

Investments at Value - 100.3% (Cost $96,639,132)		$ 107,753,046

Liabilities in Excess of Other Assets - (0.3%)		(332,436)

Net Assets - 100.0%		$ 107,420,610

plc	- Public Limited Company
REIT	- Real Estate Investment Trust
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communications - 1.0%
Telecommunications - 1.0%
Cogent Communications Holdings, Inc.	139,816	$ 10,533,737

Consumer Discretionary - 10.8%
Home Construction - 2.1%
Century Communities, Inc.	293,026	22,381,326

Leisure Facilities & Services - 2.7%
Cheesecake Factory, Inc. (The)	215,399	12,094,654
Papa John's International, Inc.	433,320	17,146,472
		29,241,126
Leisure Products - 1.2%
YETI Holdings, Inc. (a)	337,008	12,556,918

Retail - Discretionary - 4.8%
Academy Sports & Outdoors, Inc.	364,416	19,062,601
GMS, Inc. (a)	266,696	22,493,141
Sonic Automotive, Inc. - Class A	149,060	11,067,705
		52,623,447
Consumer Staples - 4.0%
Food - 1.9%
J & J Snack Foods Corporation	146,711	20,133,151

Household Products - 2.1%
Central Garden & Pet Company - Class A (a)	351,200	10,953,928
Interparfums, Inc.	84,918	11,975,136
		22,929,064
Energy - 8.5%
Oil & Gas Producers - 8.5%
Gulfport Energy Corporation (a)	60,356	10,774,150
Infinity Natural Resources, Inc. - Class A (a)	513,629	10,822,163
Northern Oil and Gas, Inc.	526,534	18,928,897
Sitio Royalties Corporation - Class A	722,321	14,547,545
SM Energy Company	473,419	17,970,985

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Energy - 8.5% (Continued)
Oil & Gas Producers - 8.5% (Continued)
Vital Energy, Inc. (a)	597,026	$ 19,045,129
		92,088,869
Financials - 22.9%
Banking - 17.9%
Atlantic Union Bankshares Corporation	556,353	21,013,453
Bank of N.T. Butterfield & Son Ltd. (The)	348,897	12,801,031
Banner Corporation	312,418	22,078,580
City Holding Company	180,495	21,321,874
Coastal Financial Corporation (a)	120,997	10,790,512
First Bancorp	498,223	21,986,581
National Bank Holdings Corporation - Class A	420,756	18,147,206
Renasant Corporation	561,321	21,824,161
Seacoast Banking Corporation of Florida	781,454	22,232,366
Simmons First National Corporation - Class A	977,494	22,208,664
		194,404,428
Institutional Financial Services - 2.0%
Piper Sandler Companies	70,663	22,410,064

Insurance - 3.0%
AMERISAFE, Inc.	202,295	10,118,796
Baldwin Insurance Group, Inc. (The) (a)	544,664	22,303,991
		32,422,787
Health Care - 6.2%
Biotech & Pharma - 2.0%
Prestige Consumer Healthcare, Inc. (a)	278,858	21,407,928

Medical Equipment & Devices - 4.2%
CONMED Corporation	326,904	23,465,169
Merit Medical Systems, Inc. (a)	206,587	22,493,193
		45,958,362
Industrials - 14.9%
Aerospace & Defense - 4.9%
AAR Corporation (a)	325,134	22,031,080
Kratos Defense & Security Solutions, Inc. (a)	371,049	12,381,905

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 14.9% (Continued)
Aerospace & Defense - 4.9% (Continued)
Moog, Inc. - Class A	104,870	$ 19,050,684
		53,463,669
Engineering & Construction - 2.0%
Everus Construction Group, Inc. (a)	309,170	21,273,988

Industrial Intermediate Products - 1.5%
AZZ, Inc.	186,168	15,971,353

Machinery - 3.0%
Alamo Group, Inc.	120,922	22,438,286
Thermon Group Holdings, Inc. (a)	365,629	10,120,611
		32,558,897
Transportation & Logistics - 1.9%
ArcBest Corporation	216,106	20,661,895

Transportation Equipment - 1.6%
Blue Bird Corporation (a)	505,149	17,993,407

Materials - 8.2%
Chemicals - 4.9%
Hawkins, Inc.	178,356	19,068,040
Innospec, Inc.	109,997	12,468,160
Stepan Company	338,881	21,481,667
		53,017,867
Forestry, Paper & Wood Products - 2.0%
Boise Cascade Company	176,226	22,232,672

Metals & Mining - 1.3%
Constellium SE (a)	1,430,539	14,205,252

Real Estate - 10.7%
REITs - 10.7%
COPT Defense Properties	684,489	20,151,356
Four Corners Property Trust, Inc.	798,548	21,904,172
Plymouth Industrial REIT, Inc.	1,224,643	20,574,002

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Real Estate - 10.7% (Continued)
REITs - 10.7% (Continued)
PotlatchDeltic Corporation	506,533	$ 22,657,221
Sunstone Hotel Investors, Inc.	858,199	9,723,395
Urban Edge Properties	1,066,750	21,697,695
		116,707,841
Technology - 6.8%
Semiconductors - 2.4%
Rambus, Inc. (a)	170,422	10,501,404
Veeco Instruments, Inc. (a)	632,897	16,062,926
		26,564,330
Software - 3.4%
BlackLine, Inc. (a)	203,293	12,980,258
Verra Mobility Corporation (a)	918,382	24,236,101
		37,216,359
Technology Hardware - 1.0%
Viavi Solutions, Inc. (a)	868,837	10,460,797

Utilities - 5.2%
Electric Utilities - 5.2%
Avista Corporation	451,204	16,523,090
Northwestern Energy Group, Inc.	312,359	16,839,274
TXNM Energy, Inc.	486,196	23,507,577
		56,869,941

Total Common Stocks (Cost $918,268,137)		$ 1,078,289,475

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (b) (Cost $16,952,926)	16,952,926	$ 16,952,926

Investments at Value - 100.8% (Cost $935,221,063)		$ 1,095,242,401

Liabilities in Excess of Other Assets - (0.8%)		(8,546,411)

Net Assets - 100.0%		$ 1,086,695,990

REIT	- Real Estate Investment Trust
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communications - 5.3%
Internet Media & Services - 3.2%
Alphabet, Inc. - Class A	3,269	$ 666,941

Telecommunications - 2.1%
T-Mobile US, Inc.	1,913	445,672

Consumer Discretionary - 5.0%
Leisure Facilities & Services - 2.1%
Domino's Pizza, Inc.	971	436,096

Retail - Discretionary - 2.9%
Academy Sports & Outdoors, Inc.	3,993	208,874
O'Reilly Automotive, Inc. (a)	315	407,742
		616,616
Consumer Staples - 5.8%
Beverages - 1.9%
PepsiCo, Inc.	2,660	400,835

Household Products - 1.9%
Church & Dwight Company, Inc.	3,909	412,478

Retail - Consumer Staples - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	4,251	421,062

Energy - 6.8%
Oil & Gas Producers - 6.8%
Chevron Corporation	2,773	413,704
ConocoPhillips	1,929	190,643
Diamondback Energy, Inc.	2,431	399,559
EOG Resources, Inc.	3,404	428,189
		1,432,095
Financials - 23.3%
Asset Management - 1.6%
Apollo Global Management, Inc.	1,999	341,789

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 23.3% (Continued)
Banking - 12.7%
Bank of America Corporation	13,423	$ 621,485
Glacier Bancorp, Inc.	8,254	409,976
JPMorgan Chase & Company	1,969	526,314
SouthState Corporation	3,992	421,515
Wells Fargo & Company	8,971	706,915
		2,686,205
Insurance - 7.3%
American International Group, Inc.	2,798	206,101
Baldwin Insurance Group, Inc. (The) (a)	11,298	462,653
International General Insurance Holdings Ltd.	13,808	346,167
Mercury General Corporation	4,324	215,508
Progressive Corporation (The)	1,248	307,557
		1,537,986
Specialty Finance - 1.7%
Discover Financial Services	1,784	358,744

Health Care - 12.2%
Biotech & Pharma - 3.0%
Johnson & Johnson	4,175	635,226

Health Care Facilities & Services - 3.7%
McKesson Corporation	364	216,489
UnitedHealth Group, Inc.	1,059	574,497
		790,986
Medical Equipment & Devices - 5.5%
Abbott Laboratories	4,969	635,684
Danaher Corporation	956	212,940
Teleflex, Inc.	1,718	309,652
		1,158,276
Industrials - 13.0%
Aerospace & Defense - 3.3%
Kratos Defense & Security Solutions, Inc. (a)	8,392	280,041
L3Harris Technologies, Inc.	1,950	413,419
		693,460

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 13.0% (Continued)
Electrical Equipment - 5.8%
BWX Technologies, Inc.	3,549	$ 400,788
Hubbell, Inc.	964	407,782
Littelfuse, Inc.	1,727	411,648
		1,220,218
Transportation & Logistics - 2.6%
Delta Air Lines, Inc.	5,300	356,531
XPO, Inc. (a)	1,426	190,613
		547,144
Transportation Equipment - 1.3%
Blue Bird Corporation (a)	7,909	281,719

Materials - 1.0%
Containers & Packaging - 1.0%
Crown Holdings, Inc.	2,542	223,340

Real Estate - 4.9%
REITs - 4.9%
American Tower Corporation	2,266	419,097
EastGroup Properties, Inc.	1,258	213,382
Ventas, Inc.	6,629	400,524
		1,033,003
Technology - 15.6%
Semiconductors - 2.1%
Rambus, Inc. (a)	7,114	438,365

Software - 6.6%
Microsoft Corporation	1,289	535,012
Salesforce, Inc.	1,177	402,181
Verra Mobility Corporation (a)	17,219	454,410
		1,391,603
Technology Hardware - 2.8%
Apple, Inc.	865	204,140
HP, Inc.	12,021	390,682
		594,822

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Technology - 15.6% (Continued)
Technology Services - 4.1%
Accenture plc - Class A	1,269	$ 488,502
CACI International, Inc. - Class A (a)	998	385,487
		873,989
Utilities - 6.0%
Electric Utilities - 6.0%
CMS Energy Corporation	6,418	423,588
Southern Company (The)	4,954	415,888
WEC Energy Group, Inc.	4,266	423,443
		1,262,919

Total Common Stocks (Cost $17,747,201)		$ 20,901,589

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.30% (b) (Cost $206,222)	206,222	$ 206,222

Investments at Value - 99.9% (Cost $17,953,423)		$ 21,107,811

Other Assets in Excess of Liabilities - 0.1%		17,097

Net Assets - 100.0%		$ 21,124,908

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 12.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 7.9%
U.S. Treasury Bonds	4.000%	11/15/42	$ 4,875,000	$ 4,393,213
U.S. Treasury Bonds	3.875%	05/15/43	4,750,000	4,189,092
U.S. Treasury Bonds	4.375%	08/15/43	5,250,000	4,948,535
U.S. Treasury Bonds	4.000%	11/15/52	5,180,000	4,502,148
U.S. Treasury Bonds	4.125%	08/15/53	2,480,000	2,205,359
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	4,963,981
U.S. Treasury Bonds	4.625%	05/15/54	10,790,000	10,452,813
U.S. Treasury Bonds	4.250%	08/15/54	1,250,000	1,137,891
U.S. Treasury Bonds	4.500%	11/15/54	5,430,000	5,162,742
				41,955,774
U.S. Treasury Notes - 4.9%
U.S. Treasury Notes	4.125%	11/30/29	7,950,000	7,868,636
U.S. Treasury Notes	4.125%	11/15/32	2,560,000	2,499,900
U.S. Treasury Notes	4.000%	02/15/34	2,000,000	1,918,594
U.S. Treasury Notes	4.375%	05/15/34	6,315,000	6,227,182
U.S. Treasury Notes	4.250%	11/15/34	7,985,000	7,786,623
				26,300,935

Total U.S. Government & Agencies (Cost $70,690,550)				$ 68,256,709

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.4%
FHLMC, Pool #SD8275	4.500%	12/01/52	$ 2,610,362	$ 2,459,136
FHLMC, Pool #SD8288	5.000%	01/01/53	2,541,871	2,454,351
FHLMC, Pool #SD2605	5.500%	04/01/53	2,562,632	2,541,867
				7,455,354
Federal National Mortgage Association - 1.0%
FNMA, Pool #FS3394	4.000%	10/01/52	2,726,262	2,497,645

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.0% (Continued)
FNMA, Pool #MA5192	6.500%	11/01/53	$ 2,904,154	$ 2,978,769
				5,476,414

Total Collateralized Mortgage Obligations (Cost $13,088,726)				$ 12,931,768

CONVERTIBLE BONDS - 6.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.1%
Live Nation Entertainment, Inc.	3.125%	01/15/29	$ 2,175,000	$ 3,220,305
Meritage Homes Corporation, 144A	1.750%	05/15/28	2,680,000	2,685,360
				5,905,665
Energy - 0.8%
Northern Oil and Gas, Inc.	3.625%	04/15/29	1,950,000	2,240,550
Sunrun, Inc., 144A	4.000%	03/01/30	2,125,000	1,845,563
				4,086,113
Health Care - 1.8%
Exact Sciences Corporation	0.375%	03/15/27	2,273,000	2,130,938
Integer Holdings Corporation	2.125%	02/15/28	2,575,000	4,380,074
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	2,100,000	2,906,608
				9,417,620
Real Estate - 0.4%
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	2,045,000	2,301,648

Technology - 0.7%
Akamai Technologies, Inc.	0.125%	05/01/25	3,583,000	3,887,555

Utilities - 1.3%
CenterPoint Energy, Inc.	4.250%	08/15/26	3,615,000	3,725,257
NextEra Energy Capital Holdings, Inc., 144A	3.000%	03/01/27	2,920,000	3,368,220
				7,093,477

Total Convertible Bonds (Cost $30,015,329)				$ 32,692,078

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.3%	Coupon	Maturity	Par Value	Value
Communications - 2.8%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 3,050,000	$ 2,865,163
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,437,778
Charter Communications Operating, LLC	6.484%	10/23/45	4,950,000	4,702,123
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	2,585,000	2,317,006
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	2,566,000	2,585,503
				14,907,573
Consumer Discretionary - 0.9%
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,810,000	1,804,868
Saks Global Enterprises, LLC, 144A	11.000%	12/15/29	3,100,000	2,970,572
				4,775,440
Consumer Staples - 1.5%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,057,324
Pilgrim's Pride Corporation	6.250%	07/01/33	3,720,000	3,818,532
				7,875,856
Energy - 3.7%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,876,820
Diamondback Energy, Inc.	5.900%	04/18/64	2,490,000	2,333,882
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	4,455,000	4,522,917
Sempra Energy	5.500%	08/01/33	4,040,000	4,016,204
Sempra Energy	6.400%	10/01/54	2,430,000	2,345,570
TransCanada Trust	5.600%	03/07/82	2,918,000	2,777,209
				19,872,602
Financials - 14.2%
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,327,215
Ares Capital Corporation	7.000%	01/15/27	4,210,000	4,353,325
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,447,526
Barclays plc	7.385%	11/02/28	2,845,000	3,011,504
Barclays plc (b)	8.000%	12/31/49	3,150,000	3,282,817
Capital One Financial Corporation (SOFR + 307) (a)(b)	7.624%	10/30/31	2,560,000	2,829,478
Citigroup, Inc. (a)	6.174%	05/25/34	2,065,000	2,102,371
Citigroup, Inc. (a)(b)	7.200%	12/31/49	3,330,000	3,466,876
Deluxe Corporation, 144A	8.125%	09/15/29	2,600,000	2,674,313
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,812,657

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.2% (Continued)
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	$ 1,925,000	$ 1,938,418
HSBC Holdings plc (b)	8.000%	12/31/49	3,455,000	3,637,320
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,347,406
JPMorgan Chase & Company (a)	5.299%	07/24/29	3,396,000	3,435,656
Lincoln National Corporation (b)	9.250%	12/31/49	2,065,000	2,234,601
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,470,313
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	1,830,000	1,840,595
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	2,998,979
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,943,574
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	2,440,000	2,444,692
SBL Holdings, Inc., 144A	7.200%	10/30/34	2,845,000	2,751,405
Sixth Street Lending Partners	5.750%	01/15/30	2,085,000	2,060,590
State Street Corporation (a)(b)	6.700%	12/31/49	5,470,000	5,577,852
U.S. Bancorp (a)(b)	3.700%	12/31/49	4,025,000	3,816,882
Wells Fargo & Company, Series W	5.198%	01/23/30	3,595,000	3,612,337
				76,418,702
Health Care - 1.5%
Community Health Systems, Inc., 144A	10.875%	01/15/32	2,675,000	2,753,998
Flex Ltd.	6.000%	01/15/28	2,735,000	2,798,577
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,197,614
				7,750,189
Industrials - 0.6%
Regal Rexnord Corporation	6.300%	02/15/30	3,050,000	3,142,258

Materials - 1.0%
Celanese US Holdings, LLC	6.350%	11/15/28	5,200,000	5,343,459

Real Estate - 0.9%
Kimco Realty OP, LLC	4.850%	03/01/35	2,545,000	2,415,107
MPT Operating Partnership, L.P.	4.625%	08/01/29	3,000,000	2,295,131
				4,710,238
Technology - 0.7%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,661,588
Oracle Corporation	6.900%	11/09/52	2,075,000	2,299,400
				3,960,988

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.3% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 1.5%
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	$ 3,090,000	$ 3,160,621
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	2,166,000	1,888,912
Southern Company, Series 2023E	5.700%	03/15/34	2,770,000	2,817,593
				7,867,126

Total Corporate Bonds (Cost $152,428,120)				$ 156,624,431

FOREIGN GOVERNMENTS - 0.8%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds (Cost $3,918,111)	7.375%	05/13/55	$ 3,980,000	$ 4,014,404

COMMON STOCKS - 41.0%			Shares	Value
Communications - 1.4%
Internet Media & Services - 1.4%
Alphabet, Inc. - Class A			37,420	$ 7,634,428

Consumer Discretionary - 3.2%
Apparel & Textile Products - 1.4%
Tapestry, Inc.			102,138	7,449,946

Leisure Facilities & Services - 0.5%
Domino's Pizza, Inc.			5,905	2,652,054

Retail - Discretionary - 1.3%
Lowe's Companies, Inc.			27,435	7,134,197

Consumer Staples - 2.6%
Retail - Consumer Staples - 2.6%
Target Corporation			45,015	6,208,019
Walmart, Inc.			79,279	7,782,026
				13,990,045

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 41.0% (Continued)	Shares	Value
Energy - 3.4%
Oil & Gas Producers - 2.7%
Energy Transfer, L.P.	518,320	$ 10,615,193
Hess Corporation	15,802	2,196,952
Viper Energy, Inc.	32,265	1,513,229
		14,325,374
Oil & Gas Services & Equipment - 0.7%
Schlumberger Ltd.	92,884	3,741,368

Financials - 7.0%
Banking - 3.4%
JPMorgan Chase & Company	46,641	12,467,138
Wells Fargo & Company	70,127	5,526,008
		17,993,146
Institutional Financial Services - 1.9%
Goldman Sachs Group, Inc. (The)	15,865	10,159,946

Insurance - 0.7%
American International Group, Inc.	49,703	3,661,123

Specialty Finance - 1.0%
Discover Financial Services	27,465	5,522,937

Health Care - 3.8%
Biotech & Pharma - 1.6%
Gilead Sciences, Inc.	85,189	8,280,371

Medical Equipment & Devices - 2.2%
Abbott Laboratories	33,887	4,335,164
Becton, Dickinson & Company	14,680	3,634,768
Medtronic plc	45,394	4,122,683
		12,092,615
Industrials - 3.6%
Aerospace & Defense - 0.6%
General Dynamics Corporation	12,862	3,305,277

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 41.0% (Continued)	Shares	Value
Industrials - 3.6% (Continued)
Diversified Industrials - 1.1%
Honeywell International, Inc.	26,171	$ 5,854,976

Electrical Equipment - 0.8%
Littelfuse, Inc.	17,969	4,283,091

Transportation & Logistics - 1.1%
FedEx Corporation	21,791	5,771,782

Materials - 0.9%
Metals & Mining - 0.9%
Barrick Gold Corporation	116,475	1,906,696
Glencore plc - ADR	355,295	3,066,196
		4,972,892
Real Estate - 4.8%
REITs - 4.8%
Crown Castle, Inc.	43,836	3,913,678
Essex Property Trust, Inc.	13,405	3,814,661
Federal Realty Investment Trust	34,301	3,726,118
NNN REIT, Inc.	70,326	2,770,141
PotlatchDeltic Corporation	77,876	3,483,393
Public Storage	10,769	3,214,331
Ventas, Inc.	73,984	4,470,114
		25,392,436
Technology - 7.0%
Semiconductors - 1.7%
Micron Technology, Inc.	25,268	2,305,452
NVIDIA Corporation (c)	29,248	3,511,808
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	15,379	3,219,132
		9,036,392
Software - 2.5%
Microsoft Corporation	23,148	9,607,808
Salesforce, Inc. (c)	10,446	3,569,398
		13,177,206
Technology Hardware - 1.4%
Apple, Inc.	14,009	3,306,124

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 41.0% (Continued)	Shares	Value
Technology - 7.0% (Continued)
Technology Hardware - 1.4% (Continued)
Cisco Systems, Inc.	71,461	$ 4,330,537
		7,636,661
Technology Services - 1.4%
International Business Machines Corporation	30,107	7,698,360

Utilities - 3.3%
Electric Utilities - 3.3%
Alliant Energy Corporation	48,843	2,875,876
Constellation Energy Corporation	14,599	4,379,408
Enterprise Products Partners, L.P.	131,056	4,278,978
WEC Energy Group, Inc.	59,956	5,951,233
		17,485,495

Total Common Stocks (Cost $159,323,842)		$ 219,252,118

EXCHANGE-TRADED FUNDS - 4.0%	Shares	Value
iShares Core S&P Mid-Cap ETF	124,082	$ 8,021,901
JPMorgan Equity Premium Income ETF	99,034	5,840,035
JPMorgan Nasdaq Equity Premium Income ETF	133,394	7,666,153
Total Exchange-Traded Funds (Cost $18,843,682)		$ 21,528,089

PREFERRED STOCKS - 2.8%	Shares	Value
Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Company (The), 6.00%, 10/15/2027	71,350	$ 4,280,287

Materials - 0.3%
Chemicals - 0.3%
Albemarle Corporation, 7.25%, 03/01/2027	41,387	1,677,001

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 2.8% (Continued)	Shares	Value
Technology - 1.2%
Technology Hardware - 1.2%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	105,200	$ 6,430,876

Utilities - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc., 7.23%, 11/01/2027	55,400	2,474,164

Total Preferred Stocks (Cost $13,941,211)		$ 14,862,328

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (d) (Cost $5,214,898)	5,214,898	$ 5,214,898

Investments at Value - 100.2% (Cost $467,464,469)		$ 535,376,823

Liabilities in Excess of Other Assets - (0.2%)		(1,276,862)

Net Assets - 100.0%		$ 534,099,961

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $49,943,213 as of January 31, 2025, representing 9.4% of net assets.
ADR	- American Depositary Receipt
H15T5Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.B de C.V.	- Societa per azioni
SOFR	- Secured Overnight Financing Rate
S.p.A.	- Societa per azioni

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has a perpetual maturity date.
(c)	All or a portion of the security covers a written call option. The total value of securities as of January 31, 2025 was $7,081,206.
(d)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
NVIDIA Corporation, 04/18/25	$ 165 .00	292	$ 3,506,044	$ 72,124
Salesforce, Inc., 06/20/25	390 .00	104	3,553,680	170,040
Total Written Option Contracts (Premiums $373,629)			$ 7,059,724	$ 242,164

The average monthly notional value of written option contracts during the three months ended January 31, 2025 was $7,308,940.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 6.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) - 0.9%
U.S. Treasury Bills	4.270%	03/20/25	$ 250,000	$ 248,680
U.S. Treasury Bills	4.251%	04/17/25	750,000	743,635
				992,315
U.S. Treasury Bonds - 5.3%
U.S. Treasury Bonds	3.000%	08/15/52	1,100,000	787,961
U.S. Treasury Bonds	4.750%	11/15/53	1,800,000	1,776,375
U.S. Treasury Bonds	4.250%	02/15/54	2,950,000	2,682,310
				5,246,646

Total U.S. Government & Agencies (Cost $6,583,165)				$ 6,238,961

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.3%
FHLMC, Pool #SD8275	4.500%	12/01/52	$ 486,975	$ 458,763
FHLMC, Pool #SD8288	5.000%	01/01/53	474,425	458,090
FHLMC, Pool #SD2605	5.500%	04/01/53	480,493	476,600
				1,393,453
Federal National Mortgage Association - 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	509,498	466,773

Total Collateralized Mortgage Obligations (Cost $1,902,241)				$ 1,860,226

CONVERTIBLE BONDS - 2.3%	Coupon	Maturity	Par Value	Value
Energy - 0.2%
Sunrun, Inc., 144A	4.000%	03/01/30	$ 275,000	$ 238,837

Financials - 1.0%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	1,000,000	965,000

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 2.3% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 1.1%
Sabre Global, Inc., 144A	10.750%	11/15/29	$ 1,082,000	$ 1,116,266

Total Convertible Bonds (Cost $2,260,857)				$ 2,320,103

CORPORATE BONDS - 60.8%	Coupon	Maturity	Par Value	Value
Communications - 8.3%
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	$ 360,000	$ 338,183
Charter Communications Operating, LLC	6.384%	10/23/35	1,000,000	1,003,201
Clear Channel Outdoor Holdings, Inc., 144A	9.000%	09/15/28	1,000,000	1,053,739
Connect Finco SARL / Connect U.S. Finco, LLC, 144A	9.000%	09/15/29	1,420,000	1,272,785
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	991,555
DIRECTV Financing, LLC, 144A	8.875%	02/01/30	500,000	493,807
DISH Network Corporation, 144A	11.750%	11/15/27	1,000,000	1,055,884
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	919,000	925,985
Telesat Canada / Telesat, LLC, 144A	4.875%	06/01/27	1,500,000	863,648
Vodafone Group plc	4.875%	06/19/49	500,000	427,790
				8,426,577
Consumer Discretionary - 7.1%
AMC Entertainment Holdings, Inc., 144A	7.500%	02/15/29	750,000	632,659
Aptiv plc / Aptiv Global Financing DAC	6.875%	12/15/54	1,000,000	997,165
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	641,533
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,076,282
Magic Mergeco, Inc., 144A	5.250%	05/01/28	500,000	388,908
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	1,052,676
Saks Global Enterprises, LLC, 144A	11.000%	12/15/29	1,500,000	1,437,374
Staples, Inc., 144A	10.750%	09/01/29	1,000,000	980,561
				7,207,158
Consumer Staples - 0.6%
BAT Capital Corporation	7.750%	10/19/32	552,000	626,298

Energy - 8.7%
CVR Energy, Inc., 144A	8.500%	01/15/29	1,000,000	979,187
Diamondback Energy, Inc.	5.900%	04/18/64	460,000	431,159

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 60.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 8.7% (Continued)
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	$ 825,000	$ 837,577
FTAI Infra Escrow Holdings, LLC, 144A	10.500%	06/01/27	1,000,000	1,058,184
Global Partners, L.P. / GLP Finance Corporation, 144A	8.250%	01/15/32	500,000	522,036
Golar LNG Ltd., 144A	7.750%	09/19/29	1,000,000	997,694
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	1,000,000	1,088,254
NGL Energy Operating, LLC / NGL Energy Finance Corporation, 144A	8.125%	02/15/29	1,000,000	1,026,126
Sempra Energy (b)	6.400%	10/01/54	450,000	434,365
TransCanada Trust	5.600%	03/07/82	478,000	454,937
W&T Offshore, Inc., 144A	10.750%	02/01/29	1,000,000	999,861
				8,829,380
Financials - 12.2%
Ally Financial, Inc.	6.992%	06/13/29	590,000	618,286
Ares Capital Corporation	7.000%	01/15/27	735,000	760,022
Avation Capital S.A., 144A	8.250%	10/31/26	1,250,000	1,231,250
Barclays plc	7.385%	11/02/28	515,000	545,141
Blackstone Private Credit Fund	7.050%	09/29/25	1,000,000	1,013,078
Blue Owl Credit Income Corporation, 144A	5.800%	03/15/30	500,000	493,747
Deluxe Corporation, 144A	8.125%	09/15/29	1,000,000	1,028,582
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	570,000	573,973
HSBC Holdings plc	6.547%	06/20/34	665,000	690,919
HSBC Holdings plc (c)	8.000%	12/31/49	615,000	647,454
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	1,250,000	1,277,831
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	393,054
Jackson Financial, Inc.	4.000%	11/23/51	500,000	344,536
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	450,000	452,605
National Australia Bank Ltd., 144A	6.429%	01/12/33	485,000	506,796
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	230,000	230,442
SBL Holdings, Inc., 144A	7.200%	10/30/34	515,000	498,057
Sixth Street Lending Partners	5.750%	01/15/30	500,000	494,146
State Street Corporation (b)(c)	6.700%	12/31/49	475,000	484,366
				12,284,285
Health Care - 1.8%
Community Health Systems, Inc., 144A	10.875%	01/15/32	1,005,000	1,034,680

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 60.8% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 1.8% (Continued)
Flex Ltd.	6.000%	01/15/28	$ 745,000	$ 762,318
				1,796,998
Industrials - 8.6%
BLH Escrow 1, LLC, 144A	11.000%	01/31/30	1,000,000	969,040
Boeing Company (The)	5.805%	05/01/50	1,000,000	940,047
CoreCivic, Inc.	8.250%	04/15/29	1,000,000	1,057,401
GEO Group, Inc.	8.625%	04/15/29	1,000,000	1,056,784
GEO Group, Inc.	10.250%	04/15/31	667,000	731,127
Macquarie AirFinance Holdings Ltd., 144A	8.375%	05/01/28	1,000,000	1,048,090
Manitowoc Company, Inc., 144A	9.250%	10/01/31	250,000	259,880
Regal Rexnord Corporation	6.300%	02/15/30	1,000,000	1,030,249
Scorpio Tankers, Inc.	7.500%	01/30/30	625,000	615,347
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,013,609
				8,721,574
Materials - 1.9%
Cleveland-Cliffs, Inc., 144A	7.000%	03/15/32	1,000,000	997,885
Kronos Acquisition Holdings, Inc., 144A	8.250%	06/30/31	1,000,000	952,368
				1,950,253
Real Estate - 7.3%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	778,802
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,028,415
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,250,000	956,305
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	750,000	761,719
New Residential Investment Corporation, 144A	8.000%	04/01/29	1,000,000	1,011,893
Office Properties Income Trust, 144A	9.000%	09/30/29	1,000,000	837,480
Service Properties Trust	8.875%	06/15/32	1,000,000	973,805
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	972,856
				7,321,275
Technology - 1.3%
CommScope, LLC, 144A	9.500%	12/15/31	500,000	519,375
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	432,468
Oracle Corporation	6.900%	11/09/52	320,000	354,606
				1,306,449
Utilities - 3.0%
Altice France S.A., 144A	8.125%	02/01/27	1,000,000	839,793

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 60.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 3.0% (Continued)
Consolidated Edison Company, Inc.	3.850%	06/15/46	$ 750,000	$ 573,565
NextEra Energy Capital Holdings, Inc., Series R	6.750%	06/15/54	570,000	583,027
NextEra Energy Operating Partners, L.P., 144A	7.250%	01/15/29	1,000,000	1,006,267
				3,002,652

Total Corporate Bonds (Cost $61,933,431)				$ 61,472,899

FOREIGN GOVERNMENTS - 1.4%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds	7.375%	05/13/55	$ 750,000	$ 756,483
Republic of South Africa Government Bonds	5.875%	04/20/32	695,000	656,713
Total Foreign Governments (Cost $1,433,337)				$ 1,413,196

COMMON STOCKS - 21.4%			Shares	Value
Consumer Discretionary - 1.7%
Retail - Discretionary - 1.7%
Lowe's Companies, Inc.			3,451	$ 897,398
TJX Companies, Inc. (The)			6,751	842,457
				1,739,855
Consumer Staples - 1.2%
Retail - Consumer Staples - 0.7%
Target Corporation			5,144	709,409

Tobacco & Cannabis - 0.5%
Altria Group, Inc.			10,713	559,540

Energy - 1.5%
Oil & Gas Producers - 1.5%
Chord Energy Corporation			3,333	374,796
Devon Energy Corporation			6,804	232,016
Energy Transfer, L.P.			44,947	920,515
				1,527,327

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.4% (Continued)	Shares	Value
Financials - 3.6%
Banking - 1.8%
Sumitomo Mitsui Financial Group, Inc. - ADR	38,566	$ 573,862
Truist Financial Corporation	12,473	593,964
Wells Fargo & Company	7,971	628,115
		1,795,941
Institutional Financial Services - 1.2%
Goldman Sachs Group, Inc. (The)	1,831	1,172,572

Specialty Finance - 0.6%
Discover Financial Services	3,121	627,602

Health Care - 1.6%
Biotech & Pharma - 1.1%
Amgen, Inc.	1,281	365,623
Gilead Sciences, Inc.	8,179	794,999
		1,160,622
Medical Equipment & Devices - 0.5%
Abbott Laboratories	3,697	472,957

Industrials - 1.0%
Aerospace & Defense - 0.5%
General Dynamics Corporation	2,093	537,859

Transportation & Logistics - 0.5%
FedEx Corporation	1,828	484,183

Materials - 0.6%
Metals & Mining - 0.6%
Barrick Gold Corporation	21,924	358,896
Glencore plc - ADR	28,100	242,503
		601,399
Real Estate - 3.9%
REITs - 3.9%
Crown Castle, Inc.	3,898	348,013
Essex Property Trust, Inc.	1,540	438,238
Federal Realty Investment Trust	3,829	415,944

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 21.4% (Continued)	Shares	Value
Real Estate - 3.9% (Continued)
REITs - 3.9% (Continued)
NNN REIT, Inc.	12,074	$ 475,595
PotlatchDeltic Corporation	15,037	672,605
Public Storage	1,728	515,773
Urban Edge Properties	27,273	554,733
Ventas, Inc.	8,263	499,251
		3,920,152
Technology - 4.8%
Semiconductors - 0.4%
NVIDIA Corporation (d)	3,600	432,252

Software - 1.5%
Microsoft Corporation	1,923	798,160
Salesforce, Inc. (d)	1,952	666,999
		1,465,159
Technology Hardware - 1.8%
Apple, Inc.	4,323	1,020,228
Cisco Systems, Inc.	12,287	744,592
		1,764,820
Technology Services - 1.1%
International Business Machines Corporation	4,514	1,154,230

Utilities - 1.5%
Electric Utilities - 1.5%
Alliant Energy Corporation	8,031	472,865
Enterprise Products Partners, L.P.	17,839	582,443
WEC Energy Group, Inc.	4,964	492,727
		1,548,035

Total Common Stocks (Cost $16,595,215)		$ 21,673,914

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 2.2%	Shares	Value
JPMorgan Equity Premium Income ETF	10,653	$ 628,207
JPMorgan Nasdaq Equity Premium Income ETF	19,601	1,126,470
Westwood Salient Enhanced Energy Income ETF (e)	19,724	431,364
Total Exchange-Traded Funds (Cost $1,922,533)		$ 2,186,041

PREFERRED STOCKS - 2.3%	Shares	Value
Industrials - 0.8%
Aerospace & Defense - 0.8%
Boeing Company (The), 6.00%, 10/15/2027	13,350	$ 800,866

Materials - 0.3%
Chemicals - 0.3%
Albemarle Corporation, 7.25%, 03/01/2027	7,715	312,612

Real Estate - 0.5%
Apartments - 0.5%
Vinebrook Homes Trust, Inc., 9.50% - Series B (f)(g)	20,000	500,000

Technology - 0.7%
Technology Hardware - 0.7%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	11,850	724,391

Total Preferred Stocks (Cost $2,198,984)		$ 2,337,869

WARRANTS - 0.1%	Shares	Value
Communications - 0.1%
Publishing & Broadcasting - 0.1%
Audacy 2nd Lien Warrants (g)	906	$ –
Audacy 2nd Lien Warrants (g)	5,433	–
Audacy Special Warrants (g)	4,483	87,418
Total Warrants (Cost $103,500)		$ 87,418

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (h) (Cost $1,033,795)	1,033,795	$ 1,033,795

Investments at Value - 99.5% (Cost $95,967,058)		$ 100,624,422

Other Assets in Excess of Liabilities - 0.5%		506,492

Net Assets - 100.0%		$ 101,130,914

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $37,797,993 as of January 31, 2025, representing 37.4% of net assets.
ADR	- American Depositary Receipt
H15T5Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
S.p.A.	- Societa per azioni
SOFR	- Secured Overnight Financing Rate

(a)	The rate shown is the annualized yield at time of purchase.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security has a perpetual maturity date.
(d)	All or a portion of the security covers a written call option. The total value of securities as of January 31, 2025 was $1,099,251.
(e)	Affiliated fund.
(f)	Non-income producing security.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD MULTI-ASSET INCOME FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
NVIDIA Corporation, 04/18/25	$ 165 .00	36	$ 432,252	$ 8,892
Salesforce, Inc., 06/20/25	390 .00	19	649,230	31,065
Total Written Option Contracts (Premiums $51,341)			$ 1,081,482	$ 39,957

The average monthly notional value of written option contracts during the three months ended January 31, 2025 was $1,108,278.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

CONVERTIBLE BONDS - 84.6%	Coupon	Maturity	Par Value	Value
Communications - 3.8%
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	$ 1,000,000	$ 1,260,636
Trip.com Group Ltd., 144A	0.750%	06/15/29	1,000,000	1,253,500
Uber Technologies, Inc. *	0.875%	12/01/28	2,000,000	2,320,000
				4,834,136
Consumer Discretionary - 12.1%
Alibaba Group Holding Ltd., 144A	0.500%	06/01/31	2,000,000	2,337,000
Etsy, Inc.	0.125%	10/01/26	1,000,000	976,924
JD.com, Inc., 144A	0.250%	06/01/29	2,000,000	2,288,000
Live Nation Entertainment, Inc. *	3.125%	01/15/29	2,000,000	2,961,200
Meritage Homes Corporation, 144A	1.750%	05/15/28	1,500,000	1,503,000
Royal Caribbean Cruises Ltd.	6.000%	08/15/25	1,000,000	5,345,500
				15,411,624
Consumer Staples - 1.8%
Post Holdings, Inc.	2.500%	08/15/27	2,000,000	2,235,000

Energy - 4.2%
CMS Energy Corporation *	3.375%	05/01/28	2,000,000	2,065,000
Northern Oil and Gas, Inc.	3.625%	04/15/29	2,900,000	3,332,100
				5,397,100
Financials - 3.4%
Blackstone Mortgage Trust, Inc.	5.500%	03/15/27	1,000,000	965,000
Core Scientific, Inc., 144A	3.000%	09/01/29	1,000,000	1,388,000
PennyMac Corporation	5.500%	03/15/26	1,000,000	981,000
RWT Holdings, Inc.	5.750%	10/01/25	500,000	495,000
WisdomTree, Inc., 144A	3.250%	08/15/29	500,000	522,910
				4,351,910
Health Care - 16.6%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,500,000	2,865,264
Dexcom, Inc.	0.375%	05/15/28	2,000,000	1,843,380
Exact Sciences Corporation	0.375%	03/01/28	2,000,000	1,783,000
Halozyme Therapeutics, Inc.	1.000%	08/15/28	2,250,000	2,667,557
Ionis Pharmaceuticals, Inc.	1.750%	06/15/28	1,000,000	962,364
Jazz Investments I Ltd.	2.000%	06/15/26	2,500,000	2,556,250
Lantheus Holdings, Inc., 144A *	2.625%	12/15/27	2,500,000	3,390,841

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 16.6% (Continued)
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	$ 2,500,000	$ 3,460,248
Sarepta Therapeutics, Inc.	1.250%	09/15/27	1,500,000	1,606,500
				21,135,404
Industrials - 7.7%
Advanced Energy Industries, Inc., 144A	2.500%	09/15/28	1,500,000	1,644,450
Fluor Corporation	1.125%	08/15/29	2,000,000	2,485,800
Itron, Inc., 144A *	1.375%	07/15/30	2,000,000	2,084,000
Tetra Tech, Inc. *	2.250%	08/15/28	1,500,000	1,690,330
ZTO Express Cayman, Inc.	1.500%	09/01/27	2,000,000	1,981,000
				9,885,580
Materials - 2.2%
MP Materials Corporation, 144A	0.250%	04/01/26	3,000,000	2,848,500

Technology - 30.8%
Bentley Systems, Inc.	0.125%	01/15/26	2,000,000	1,958,000
Box, Inc., 144A	1.500%	09/15/29	1,500,000	1,491,750
Digital Ocean Holdings, Inc.	0.000%	12/01/26	1,000,000	903,200
Dropbox, Inc.	0.000%	03/01/28	2,000,000	2,134,000
Five9, Inc., 144A	1.000%	03/15/29	1,500,000	1,356,658
Global Payments, Inc., 144A *	1.500%	03/01/31	2,500,000	2,447,500
Lumentum Holdings, Inc.	0.500%	06/15/28	2,400,000	2,363,403
Microchip Technology, Inc., 144A	0.750%	06/01/30	2,000,000	1,855,781
MKS Instruments, Inc., 144A *	1.250%	06/01/30	2,000,000	2,029,508
ON Semiconductor Corporation	0.500%	03/01/29	2,500,000	2,246,019
Pegasystems, Inc.	0.750%	03/01/25	1,000,000	995,000
Progress Software Corporation	1.000%	04/15/26	2,000,000	2,224,000
Rapid7, Inc., 144A	1.250%	03/15/29	1,000,000	924,793
Shift4 Payments, Inc.	0.500%	08/01/27	2,000,000	2,342,000
Snowflake, Inc., 144A	0.000%	10/01/29	1,500,000	1,989,750
Synaptics, Inc., 144A	0.750%	12/01/31	2,000,000	2,166,057
Tyler Technologies, Inc.	0.250%	03/15/26	2,000,000	2,501,999
Veeco Instruments, Inc.	2.875%	06/01/29	2,000,000	2,330,831
Vishay Intertechnology, Inc.	2.250%	09/15/30	1,000,000	901,000
Western Digital Corporation	3.000%	11/15/28	2,000,000	2,814,703
Workiva, Inc.	1.250%	08/15/28	1,500,000	1,506,000
				39,481,952

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 84.6% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.0%
Ormat Technologies, Inc.	2.500%	07/15/27	$ 1,000,000	$ 973,500
PPL Capital Funding, Inc., 144A	2.875%	03/15/28	1,500,000	1,590,750
				2,564,250

Total Convertible Bonds (Cost $99,765,013)				$ 108,145,456

CORPORATE BONDS - 10.7%	Coupon	Maturity	Par Value	Value
Communications - 1.5%
Expedia Group, Inc. *	0.000%	02/15/26	$ 2,000,000	$ 1,956,827

Consumer Discretionary - 1.5%
RLJ Lodging Trust, L.P., 144A	3.750%	07/01/26	2,000,000	1,957,115

Energy - 0.8%
FTAI Infra Escrow Holdings, LLC, 144A *	10.500%	06/01/27	1,000,000	1,058,184

Financials - 3.2%
Ares Capital Corporation	7.000%	01/15/27	1,735,000	1,794,065
Blackstone Private Credit Fund	7.050%	09/29/25	1,090,000	1,104,255
MidCap Financial Investment Corporation	5.250%	03/03/25	1,000,000	999,023
				3,897,343
Industrials - 1.2%
GEO Group, Inc.	8.625%	04/15/29	1,500,000	1,585,176

Materials - 0.7%
Celanese US Holdings, LLC	6.350%	11/15/28	915,000	940,243

Real Estate - 1.8%
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,028,415
Service Properties Trust, 144A	8.625%	11/15/31	1,100,000	1,168,109
				2,196,524

Total Corporate Bonds (Cost $13,347,710)				$ 13,591,412

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 1.1%	Shares	Value
Technology - 1.1%
Semiconductors - 0.5%
NVIDIA Corporation (a)	5,000	$ 600,350

Software - 0.6%
Salesforce, Inc. (a)	2,200	751,740

Total Common Stocks (Cost $1,209,527)		$ 1,352,090

MONEY MARKET FUNDS - 3.2%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (b) (Cost $4,095,599)	4,095,599	$ 4,095,599

Investments at Value - 99.6% (Cost $118,417,849)		$ 127,184,557

Other Assets in Excess of Liabilities - 0.4%		421,691

Net Assets - 100.0%		$ 127,606,248

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $45,045,455 as of January 31, 2025, representing 35.3% of net assets.

*	All or a part of this security has been pledged as collateral for derivative instruments held by the Fund.
(a)	All or a portion of the security covers a written call option. The total value of securities as of January 31, 2025 was $1,352,090.
(b)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
January 31, 2025 (Unaudited)

A list of open OTC swap agreements as of January 31, 2025, is as follows:
Total Return Swap Agreements
Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
Short Positions
(6,600)	Advanced Energy Industries, Inc.	$ (799,458)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	$ 41,344
(10,900)	Alibaba Group Holding Ltd.	(898,596)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(177,170)
(5,200)	Alnylam Pharmaceuticals, Inc.	(1,305,252)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(103,251)
(5,500)	Bentley Systems, Inc.	(255,090)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(438)
(17,800)	Box, Inc. - Class A	(564,438)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(28,905)
(11,500)	CMS Energy Corporation	(766,015)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	8,370
(70,800)	Core Scientific, Inc.	(1,083,240)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	215,788
(2,500)	DexCom, Inc.	(201,000)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(15,666)
(25,500)	Dropbox, Inc.	(775,200)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(43,254)
(3,400)	Etsy, Inc.	(44,345)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(5,256)
(4,600)	Exact Sciences Corporation	(246,192)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(11,202)
(1,500)	Expedia Group, Inc.	(279,780)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	23,850
(5,700)	Five9, Inc.	(211,926)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(21,342)
(27,500)	Fluor Corporation	(1,367,966)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	44,512
(7,200)	Global Payments, Inc.	(784,944)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(26,187)
(22,800)	Halozyme Therapeutics, Inc.	(1,242,828)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(46,365)
(9,200)	Ionis Pharmaceuticals, Inc.	(305,532)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	12,593
(8,400)	Itron, Inc.	(879,564)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(20,704)
(4,800)	Jazz Pharmaceuticals plc	(591,552)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(4,378)
(28,300)	JD.com, Inc.	(1,014,777)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(135,932)
(20,300)	Lantheus Holdings, Inc.	(1,896,629)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	22,031
(6,300)	Liberty Media Corporation - Liberty Formula One	(574,182)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(27,712)
(14,700)	Live Nation Entertainment, Inc.	(1,960,539)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(162,789)
(7,700)	Lumentum Holdings, Inc.	(703,119)	3.76% OBFR 4.33% minus 57bp	05/16/2025	BNP Paribas	49,265
(22,500)	Merit Medical Systems, Inc.	(2,295,640)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(150,603)
(6,500)	Meritage Homes Corporation	(526,751)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	21,403
(3,200)	Microchip Technology, Inc.	(182,400)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	8,963
(8,100)	MKS Instruments, Inc.	(923,805)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	7,871
(7,000)	MP Materials Corporation	(151,144)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(2,559)
(51,500)	Northern Oil & Gas, Inc.	(2,149,953)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	302,720
(10,900)	ON Semiconductor Corporation	(602,007)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	32,566

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS (Continued)

Total Return Swap Agreements (Continued)
Number of Shares	Reference Entity	Notional Amount	Interest Rate Receivable (a)	Termination Date	Counterparty	Net Unrealized Appreciation / (Depreciation)
(5,850)	Ormat Technologies, Inc.	$ (393,354)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	$ 18,819
(12,200)	Post Holdings, Inc.	(1,304,180)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	11,335
(23,100)	PPL Corporation	(741,741)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(33,107)
(19,500)	Progress Software Corporation	(1,235,130)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	119,616
(6,700)	Rapid7, Inc.	(266,660)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	9,048
(19,350)	Royal Caribbean Cruises Ltd.	(4,499,267)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(651,584)
(4,800)	Sarepta Therapeutics, Inc.	(572,784)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	27,941
(7,500)	Shift4 Payments, Inc.	(763,800)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(133,724)
(7,600)	Snowflake, Inc. - Class A	(1,333,344)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(44,658)
(14,000)	Synaptics, Inc.	(1,145,200)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(41,374)
(24,700)	Tetra Tech, Inc.	(1,008,670)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	101,485
(9,800)	Trip.com Group Ltd.	(637,196)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(49,343)
(3,100)	Tyler Technologies, Inc.	(1,772,828)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(89,120)
(18,710)	Uber Technologies, Inc.	(1,255,641)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	6,846
(44,000)	Veeco Instruments, Inc.	(1,178,320)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	63,685
(15,500)	Vishay Intertechnology, Inc.	(257,080)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(5,000)
(29,900)	Western Digital Corporation	(1,931,588)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(12,616)
(21,100)	WisdomTree, Inc.	(200,239)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(5,976)
(4,000)	Workiva, Inc.	(456,360)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	64,287
(13,200)	ZTO Express Cayman, Inc.	(242,220)	3.98% OBFR 4.33% minus 35bp	05/16/2025	BNP Paribas	(3,437)
Total Short Positions						$ (839,314)

			Total swap agreements at value (assets)			$ 1,214,338
			Total swap agreements at value (liabilities)			(2,053,652)
			Net swap agreements at value			$ (839,314)

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

(a) Payment frequency is monthly.

The average monthly notional value for Swap Contracts for the three months ended January 31, 2025 was (45,932,059).

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2025 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
NVIDIA Corporation, 04/18/25	$ 165 .00	50	$ 600,350	$ 12,350
Salesforce, Inc., 06/20/25	390 .00	22	751,740	35,970
Total Written Option Contracts (Premiums $67,558)			$ 1,352,090	$ 48,320

The average monthly notional value of written option contracts during the three months ended January 31, 2025 was $1,392,098.

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

AFFILIATED EXCHANGE-TRADED FUNDS - 4.2%	Shares	Value
Westwood Salient Enhanced Energy Income ETF	481,115	$ 10,521,985
Westwood Salient Enhanced Midstream Income ETF	1,565,169	42,729,114
Total Affiliated Exchange-Traded Funds (Cost $50,094,282)		$ 53,251,099

MASTER LIMITED PARTNERSHIPS - 24.3% (a)	Shares	Value
Crude & Refined Products - 6.3%
Delek Logistics Partners, L.P.	97,853	$ 4,243,885
Genesis Energy, L.P.	962,991	10,130,665
MPLX, L.P.	1,228,106	63,873,793
Sunoco, L.P.	41,165	2,318,824
		80,567,167
Gathering & Processing - 2.6%
Western Midstream Partners, L.P.	801,216	32,970,038

Natural Gas Liquids Infrastructure - 15.4%
Energy Transfer, L.P.	6,429,850	131,683,329
Enterprise Products Partners, L.P.	2,051,073	66,967,533
		198,650,862

Total Master Limited Partnerships (Cost $207,489,922)		$ 312,188,067

MLP RELATED COMPANIES - 70.9%	Shares	Value
Crude & Refined Products - 6.9%
Enbridge, Inc.	202,124	$ 8,739,842
Gibson Energy, Inc.	669,122	11,286,440
Plains GP Holdings, L.P. - Class A	2,580,043	54,567,909
South Bow Corporation	562,976	13,455,126
		88,049,317

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 70.9% (Continued)	Shares	Value
Exploration & Production - 0.8%
Viper Energy, Inc.	205,507	$ 9,638,278

Gathering & Processing - 23.9%
Antero Midstream Corporation	1,579,202	25,330,400
DT Midstream, Inc.	922,736	93,270,156
EMG Utica I Offshore Co-Investment, L.P. *(b)(c)(d)	16,000,000	16,990,400
Hess Midstream, L.P. - Class A	612,224	24,801,194
Kinetik Holdings, Inc.	824,196	53,102,948
Targa Resources Corporation	478,103	94,090,671
		307,585,769
Liquefied Natural Gas - 6.3%
Cheniere Energy, Inc.	326,469	73,014,792
NextDecade Corporation (e)	980,221	8,312,274
		81,327,066
Natural Gas Liquids Infrastructure - 12.0%
Keyera Corporation	1,299,430	36,864,023
ONEOK, Inc.	1,073,865	104,347,486
Pembina Pipeline Corporation	344,940	12,455,783
		153,667,292
Natural Gas Pipelines - 18.2%
Kinder Morgan, Inc.	3,206,912	88,125,942
TC Energy Corporation	1,321,160	59,518,258
Williams Companies, Inc. (The)	1,559,818	86,460,712
		234,104,912
Oilfield Services & Equipment - 1.5%
Solaris Energy Infrastructure, Inc.	691,121	18,860,692

Renewable Energy Infrastructure - 0.8%
Eaton Corporation plc	6,792	2,217,180
GE Vernova, Inc.	14,562	5,429,879
Quanta Services, Inc.	7,380	2,270,162
		9,917,221

WESTWOOD SALIENT MLP & ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 70.9% (Continued)	Shares	Value
Utilities - 0.1%
Vistra Corporation	8,706	$ 1,462,869

Water - 0.4%
Aris Water Solutions, Inc. - Class A	190,178	4,855,244

Total MLP Related Companies (Cost $619,773,195)		$ 909,468,660

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (f) (Cost $9,890,355)	9,890,355	$ 9,890,355

Investments at Value - 100.2% (Cost $887,247,754)		$ 1,284,798,181

Liabilities in Excess of Other Assets - (0.2%)		(3,030,427)

Net Assets - 100.0%		$ 1,281,767,754

plc	- Public Limited Company

*	EMG Utica I Offshore Co-Investment, L.P. is a Co-Investment of MarkWest Utica EMG, LLC.
(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees and represents 1.3% of net assets.
(d)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(e)	Non-income producing security.
(f)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

MONEY MARKET FUNDS - 99.9%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (a) (Cost $13,332,219)	13,332,219	$ 13,332,219

Other Assets in Excess of Liabilities - 0.1%		14,995

Net Assets - 100.0%		$ 13,347,214

(a)	The rate shown is the 7-day effective yield as of July 31, 2024.

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 30.2%	Shares	Value
Financials - 2.9%
Specialty Finance - 2.9%
Blackstone Mortgage Trust, Inc. - Class A	425,000	$ 7,650,000

Real Estate Investment Trusts (REITs) - 27.3%
Hotels - 7.0%
Apple Hospitality REIT, Inc.	350,000	5,404,000
Gaming and Leisure Properties, Inc.	110,000	5,322,900
Ryman Hospitality Properties, Inc.	70,000	7,338,800
		18,065,700
Industrial - 1.8%
Lineage, Inc.	80,000	4,800,000

Office - 5.1%
BXP, Inc.	100,000	7,314,000
COPT Defense Properties	200,000	5,888,000
		13,202,000
Residential - 4.3%
AvalonBay Communities, Inc.	20,000	4,430,200
Centerspace	110,000	6,682,500
		11,112,700
Retail - 2.7%
Getty Realty Corporation	225,000	6,977,250

Specialized - 6.4%
Farmland Partners, Inc.	400,000	4,668,000
Outfront Media, Inc.	439,010	8,077,779
Rayonier, Inc.	146,266	3,823,405
		16,569,184

Total Common Stocks (Cost $74,791,631)		$ 78,376,834

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 69.0%	Shares	Value
Consumer Discretionary - 3.3%
Home Construction - 3.3%
Hovnanian Enterprises, Inc., 7.63% - Series A	500,000	$ 8,555,000

Financials - 2.8%
Banking - 2.8%
Associated Banc-Corp, 5.63% - Series F	96,216	2,024,385
Associated Banc-Corp, 5.88% - Series E	52,423	1,132,861
Banc of California, Inc., 7.75% - Series F	82,555	2,101,025
Merchants Bancorp, 7.63% - Series E	80,000	2,022,400
		7,280,671
Real Estate Investment Trusts (REITs) - 62.9%
Apartments - 1.7%
Vinebrook Homes Trust, 9.50% - Series B (a)(b)	180,000	4,500,000

Data Centers - 4.6%
DigitalBridge Group, Inc., 7.13% - Series H	240,000	5,788,800
DigitalBridge Group, Inc., 7.13% - Series J	77,265	1,856,678
DigitalBridge Group, Inc., 7.15% - Series I	182,664	4,411,336
		12,056,814
Diversified - 6.7%
Armada Hoffler Properties, Inc., 6.75% - Series A	320,000	7,113,600
CTO Realty Growth, Inc., 6.38% - Series A	447,333	10,132,092
		17,245,692
Healthcare - 3.0%
Global Medical REIT, Inc., 7.50% - Series A	311,134	7,806,196

Hotels - 18.6%
Chatham Lodging Trust, 6.63% - Series A	190,000	3,971,000
DiamondRock Hospitality Company, 8.25% - Series A	66,410	1,676,189
Pebblebrook Hotel Trust, 5.70% - Series H	489,548	8,767,805
Pebblebrook Hotel Trust, 6.30% - Series F	242,066	4,826,796
Pebblebrook Hotel Trust, 6.38% - Series E	98,002	1,955,140
Pebblebrook Hotel Trust, 6.38% - Series G	250,000	5,005,000
RLJ Lodging Trust, 7.80% - Series A	375,000	9,401,250
Summit Hotel Properties, Inc., 5.88% - Series F	158,938	3,067,503
Summit Hotel Properties, Inc., 6.25% - Series E	283,000	5,894,890

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 69.0% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 62.9% (Continued)
Hotels - 18.6% (Continued)
Sunstone Hotel Investors, Inc., 6.13% - Series H	166,508	$ 3,521,644
		48,087,217
Industrial - 3.5%
LXP Industrial Trust, 6.50% - Series C	190,000	8,968,038

Manufactured Homes - 0.8%
UMH Properties, Inc., 6.38% - Series D	87,634	1,989,292

Mortgage - 3.9%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	523,747	10,082,130

Office - 1.3%
Hudson Pacific Properties, Inc., 4.75% - Series C	245,493	3,424,627

Residential - 2.8%
American Homes 4 Rent, 5.88% - Series G	312,958	7,238,719

Retail - 2.7%
Regency Centers Corporation, 5.88% - Series B	98,117	2,183,103
Regency Centers Corporation, 6.25% - Series A	200,000	4,714,000
		6,897,103
Shopping Centers - 4.1%
Saul Centers, Inc., 6.00% - Series E	125,000	2,668,750
Saul Centers, Inc., 6.13% - Series D	381,000	8,020,050
		10,688,800
Specialized - 6.0%
EPR Properties, 5.75% - Series C	31,000	660,920
EPR Properties, 5.75% - Series G	107,775	2,138,256
EPR Properties, 9.00% - Series E	280,000	7,981,400
IQHQ, Inc. (a)(b)	5,000	4,750,000
		15,530,576

WESTWOOD REAL ESTATE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS* - 69.0% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 62.9% (Continued)
Storage - 3.2%
National Storage Affiliates Trust, 6.00% - Series A	370,000	$ 8,376,800

Total Preferred Stocks (Cost $177,492,294)		$ 178,727,675

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (c) (Cost $2,861,717)	2,861,717	$ 2,861,717

Investments at Value - 100.3% (Cost $255,145,642)		$ 259,966,226

Liabilities in Excess of Other Assets - (0.3%)		(890,807)

Net Assets - 100.0%		$ 259,075,419

REIT - Real Estate Investment Trust

*	Securities listed have a perpetual maturity.
(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of January 31, 2025.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 45.7%	Shares	Value
Communication Services Select Sector SPDR Fund	139,503	$ 14,282,317
Consumer Staples Select Sector SPDR Fund	52,158	4,119,439
Financial Select Sector SPDR Fund	182,314	9,383,702
Health Care Select Sector SPDR Fund	27,996	4,111,772
Invesco QQQ Trust Series 1	16,398	8,564,511
Invesco S&P 500 Equal Weight ETF	46,484	8,424,760
SPDR S&P 500 ETF Trust	27,607	16,614,445
Utilities Select Sector SPDR Fund	125,461	9,770,903
Total Exchange-Traded Funds (Cost $66,674,818)		$ 75,271,849

MONEY MARKET FUNDS - 54.3%	Shares	Value
First American Government Obligations Fund - Class U, 4.34% (a) (Cost $89,397,675)	89,397,675	$ 89,397,675

Investments at Value - 100.0% (Cost $156,072,493)		$ 164,669,524

Liabilities in Excess of Other Assets – (0.0%) (b)		(56,071)

Net Assets - 100.0%		$ 164,613,453

(a)	The rate shown is the 7-day effective yield as of January 31, 2025.
(b)	Percentage rounds to less than 0.1%.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 25.9%			Shares	Value
Invesco S&P 500 Equal Weight ETF (Cost $18,622,133)			102,546	$ 18,585,437

PURCHASED OPTION CONTRACTS - 0.0% (a)	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.0% (a)
E-Mini S&P 500 End of Month Options, 01/31/25	$ 6,175 .00	105	$ 31,853,063	$ 263

Put Option Contracts - 0.0% (a)
E-Mini S&P 500 End of Month Options, 01/31/25	$ 5,600 .00	210	$ 63,706,125	$ 525

Total Purchased Option Contracts (Cost $106,018)			$ 95,559,188	$ 788

MONEY MARKET FUNDS - 73.6%			Shares	Value
First American Government Obligations Fund - Class U, 4.34% (b) (Cost $52,740,365)			52,740,365	$ 52,740,365

Investments at Value - 99.5% (Cost $71,468,516)				$ 71,326,590

Other Assets in Excess of Liabilities - 0.5%				331,171

Net Assets - 100.0%				$ 71,657,761

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of January 31, 2025.

The average monthly notional value of purchased option contracts during the three months ended January 31, 2025 was $42,240,625.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2025 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
E-Mini S&P 500 Futures	30	03/21/25	$ 9,100,875	$ 49,410

The average monthly notional value of futures sold short during the three months ended January 31, 2025 was $6,001,500.